Classification of operating expenses by nature	3 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Classification of operating expenses by nature	Classification of operating expenses by nature
Details of classification of expenses by nature for the three months ended March 31, 2026 and 2025 are as follows (in thousands):

	Three months ended March 31,
	2026	2025
Personnel expenses	$6,431	$7,928
Depreciation and amortization	2,216	829
Depreciation of right-of-use assets	490	283
Taxes and dues	3,939	3,899
Fees and commissions	28,471	27,700
Advertising expenses	15,100	12,540
Other expenses	1,961	673
Total (1)	$58,608	$53,852
(1)Represents the sum of cost of revenue, sales and marketing, research and development, and general and administrative expenses as included in the consolidated interim statement of comprehensive income.